International Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (96.0%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (5.1%)
Baidu, Inc., ADR *	China	150,000	15,793
Deutsche Telekom AG	Germany	1,319,500	38,756
Grupo Televisa SAB, ADR	Mexico	1,850,000	4,736
Liberty Global, Ltd. - Class A *	Belgium	155,000	3,272
Liberty Global, Ltd. - Class C *	Belgium	287,000	6,202
Millicom International Cellular SA, SDR *	Guatemala	360,000	9,778
NetEase, Inc., ADR	China	100,000	9,351
Tencent Holdings, Ltd.	China	334,000	18,702

Total			106,590

Consumer Discretionary (13.0%)
adidas AG	Germany	26,000	6,882
Alibaba Group Holding, Ltd., ADR	China	495,000	52,529
Booking Holdings, Inc.	United States	7,000	29,485
Coupang, Inc. *	South Korea	537,000	13,183
Entain PLC	United Kingdom	1,950,337	19,916
Flutter Entertainment PLC *	United Kingdom	20,000	4,746
Honda Motor Co., Ltd.	Japan	1,629,000	17,193
JD.com, Inc., ADR	China	760,000	30,400
Kering SA	France	38,500	11,027
Ollamani SAB *	Mexico	462,500	864
Prosus NV *	China	1,110,000	48,007
Stellantis NV	United States	1,186,000	16,414
Yum China Holdings, Inc.	China	405,000	18,233

Total			268,879

Consumer Staples (8.3%)
Anheuser-Busch InBev SA/NV	Belgium	545,000	36,110
Beiersdorf AG	Germany	95,000	14,297
Danone SA	France	290,000	21,117
Diageo PLC	United Kingdom	400,000	13,957
Haleon PLC	United States	6,500,000	33,993
Imperial Brands PLC	United Kingdom	1,336,275	38,867
Seven & i Holdings Co., Ltd.	Japan	882,600	13,217

Total			171,558

Energy (5.9%)
BP PLC	United States	2,522,000	13,303
Equinor ASA	Norway	245,000	6,209
Suncor Energy, Inc.	Canada	870,500	32,139
TC Energy Corp.	Canada	425,000	20,203
TotalEnergies SE	France	760,000	49,259

Total			121,113

Financials (20.5%)
Aegon, Ltd.	Netherlands	2,150,000	13,815
AIA Group, Ltd.	Hong Kong	2,340,000	20,692
Aviva PLC	United Kingdom	3,763,000	24,388
Axis Bank, Ltd.	India	2,775,000	40,899
Banco Santander SA	Spain	11,537,500	58,961
Barclays PLC	United Kingdom	14,857,500	44,714
BNP Paribas SA	France	903,000	61,968
Credicorp, Ltd.	Peru	132,500	23,979
HDFC Bank, Ltd.	India	1,894,000	39,203
ICICI Bank, Ltd.	India	400,000	6,088

Common Stocks (96.0%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Prudential PLC	Hong Kong	2,700,000	25,187
UBS Group AG	Switzerland	1,690,000	52,179
XP, Inc. - Class A	Brazil	730,000	13,096

Total			425,169

Health Care (14.3%)
Bayer AG	Germany	690,000	23,303
Fresenius Medical Care AG	Germany	580,000	24,666
GSK PLC	United States	2,685,000	54,613
Novartis AG	Switzerland	556,800	64,096
Olympus Corp.	Japan	835,000	15,848
Roche Holding AG	United States	138,500	44,336
Sanofi	United States	597,000	68,783

Total			295,645

Industrials (10.1%)
Ashtead Group PLC	United Kingdom	455,000	35,318
Daikin Industries, Ltd.	Japan	142,000	19,939
Deutsche Post AG	Germany	458,500	20,417
Johnson Controls
International PLC	United States	843,200	65,441
Mitsubishi Electric Corp.	Japan	1,406,000	22,659
Nidec Corp.	Japan	320,000	6,727
Schneider Electric SE	United States	75,500	19,974
Smiths Group PLC	United Kingdom	790,000	17,744

Total			208,219

Information Technology (6.3%)
Brother Industries, Ltd.	Japan	319,000	6,199
Infineon Technologies AG	Germany	757,000	26,494
Kyocera Corp.	Japan	1,020,000	11,835
Murata Manufacturing Co., Ltd.	Japan	792,000	15,555
Samsung Electronics Co., Ltd.	South Korea	40,000	1,896
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,468,000	44,818
TE Connectivity PLC	Switzerland	155,000	23,403

Total			130,200

Materials (11.1%)
Akzo Nobel NV	Netherlands	537,500	37,912
Glencore PLC *	Australia	5,450,000	31,210
Holcim, Ltd. *	United States	626,500	61,254
International Flavors & Fragrances, Inc.	United States	235,000	24,659
Linde PLC	United States	49,000	23,366
Mitsubishi Chemical Group Corp.	Japan	2,847,200	18,289
Nutrien, Ltd.	Canada	325,000	15,619
Teck Resources, Ltd. - Class B	Canada	350,900	18,331

Total			230,640

Real Estate (1.4%)
CK Asset Holdings, Ltd.	Hong Kong	2,800,500	12,170
Daito Trust Construction Co., Ltd.	Japan	106,000	12,877

International Equity Portfolio

Common Stocks (96.0%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate continued
Hang Lung Group, Ltd.	Hong Kong	3,500,000	4,732

Total			29,779

Total Common Stocks (Cost: $1,803,453)			1,987,792

Preferred Stocks (3.1%)
Financials (2.2%)
Itau Unibanco Holding SA	Brazil	6,870,000	45,538

Total			45,538

Preferred Stocks (3.1%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (0.9%)
Samsung Electronics Co., Ltd.	South Korea	460,000	17,977

Total			17,977

Total Preferred Stocks (Cost: $54,132)			63,515

Total Investments (99.1%) (Cost: $1,857,585)@			2,051,307

Other Assets, Less Liabilities (0.9%)			19,264

Net Assets (100.0%)			2,070,571

Investments by Country of Risk as a Percentage of Net Assets:
United States	22.0%
United Kingdom	9.7%
China	9.4%
Japan	7.7%
Germany	7.5%
France	6.9%
Switzerland	6.7%
Other	29.2%

Total	99.1%

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	CNH	18,325	2,617	10/17/24	$—	$(28)	$(28)
Sell	UBS AG	CNH	9,235	1,319	10/17/24	—	(21)	(21)
Sell	HSBC Bank USA	CNH	38,650	5,530	11/7/24	—	(78)	(78)
Sell	UBS AG	CNH	21,772	3,115	11/7/24	—	(45)	(45)
Sell	Citibank NA	CNH	1,260	180	11/21/24	—	(4)	(4)
Sell	HSBC Bank USA	CNH	33,102	4,741	11/21/24	—	(108)	(108)
Sell	JP Morgan Chase Bank NA	CNH	12,730	1,823	11/21/24	—	(40)	(40)
Sell	UBS AG	CNH	6,365	912	11/21/24	—	(21)	(21)
Sell	HSBC Bank USA	CNH	24,260	3,478	12/5/24	6	—	6
Sell	JP Morgan Chase Bank NA	CNH	12,130	1,739	12/5/24	3	—	3
Sell	UBS AG	CNH	24,260	3,478	12/5/24	7	—	7
Sell	HSBC Bank USA	CNH	29,698	4,270	1/9/25	—	(21)	(21)
Sell	JP Morgan Chase Bank NA	CNH	29,698	4,270	1/9/25	—	(23)	(23)
Sell	UBS AG	CNH	14,849	2,135	1/9/25	—	(10)	(10)
Sell	Citibank NA	CNH	11,829	1,701	1/16/25	8	—	8
Sell	UBS AG	CNH	35,513	5,107	1/16/25	21	—	21
Sell	Barclays Bank PLC	CNH	608	88	2/13/25	—	(1)	(1)
Sell	HSBC Bank USA	CNH	1,520	219	2/13/25	—	(3)	(3)
Sell	UBS AG	CNH	24,743	3,565	2/13/25	—	(47)	(47)
Sell	HSBC Bank USA	CNH	49,815	7,190	3/13/25	—	(96)	(96)
Sell	State Street Bank And Trust Company	CNH	49,815	7,186	3/13/25	—	(91)	(91)
Sell	UBS AG	CNH	30,771	4,441	3/13/25	—	(58)	(58)
Sell	HSBC Bank USA	CNH	22,478	3,245	3/20/25	—	(75)	(75)
Sell	JP Morgan Chase Bank NA	CNH	11,155	1,611	3/20/25	—	(34)	(34)
Sell	UBS AG	CNH	22,668	3,272	3/20/25	—	(82)	(82)
Sell	HSBC Bank USA	CNH	12,417	1,795	4/10/25	—	(9)	(9)
Sell	State Street Bank And Trust Company	CNH	9,600	1,387	4/10/25	—	(29)	(29)
Sell	UBS AG	CNH	9,600	1,388	4/10/25	—	(30)	(30)
Sell	Barclays Bank PLC	CNH	40,948	5,922	4/17/25	—	(153)	(153)

International Equity Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	JP Morgan Chase Bank NA	CNH	20,474	2,961	4/17/25	$—	$(78)	$(78)
Sell	UBS AG	CNH	40,948	5,922	4/17/25	—	(153)	(153)
Sell	Bank of America NA	CNH	13,445	1,948	5/22/25	—	(38)	(38)
Sell	State Street Bank And Trust Company	CNH	13,445	1,948	5/22/25	—	(42)	(42)
Sell	UBS AG	CNH	40,334	5,844	5/22/25	—	(126)	(126)
Sell	HSBC Bank USA	CNH	29,303	4,249	6/12/25	—	(102)	(102)
Sell	JP Morgan Chase Bank NA	CNH	13,500	1,958	6/12/25	—	(24)	(24)
Sell	UBS AG	CNH	28,300	4,104	6/12/25	—	(45)	(45)
Sell	HSBC Bank USA	CNH	29,599	4,295	6/26/25	—	(51)	(51)
Sell	UBS AG	CNH	14,801	2,148	6/26/25	—	(25)	(25)
Sell	Citibank NA	CNH	12,417	1,803	7/10/25	2	—	2
Sell	HSBC Bank USA	CNH	14,800	2,149	7/10/25	—	(22)	(22)
Sell	JP Morgan Chase Bank NA	CNH	105	15	8/14/25	—	—π	—π
Sell	UBS AG	CNH	316	45	8/14/25	—	—π	—π
Sell	HSBC Bank USA	CNH	16,678	2,428	9/11/25	—	(26)	(26)
Sell	State Street Bank And Trust Company	CNH	8,339	1,216	9/11/25	—	(17)	(17)
Sell	UBS AG	CNH	16,677	2,428	9/11/25	—	(26)	(26)
Sell	Bank of America NA	CNH	12,417	1,808	9/25/25	—	(8)	(8)
Sell	HSBC Bank USA	CNH	12,417	1,809	9/25/25	2	—	2
Sell	UBS AG	CNH	24,833	3,616	9/25/25	—	(11)	(11)
Sell	Citibank NA	TWD	56,069	1,793	2/27/25	—	(31)	(31)
Sell	HSBC Bank USA	TWD	20,880	668	2/27/25	—	(7)	(7)
Sell	JP Morgan Chase Bank NA	TWD	25,498	815	2/27/25	—	(13)	(13)
Sell	Citibank NA	TWD	56,403	1,805	3/13/25	—	(23)	(23)
Sell	HSBC Bank USA	TWD	23,335	747	3/13/25	—	(10)	(10)
Sell	UBS AG	TWD	22,502	720	3/13/25	—	(12)	(12)
Sell	HSBC Bank USA	TWD	58,400	1,871	3/27/25	—	(30)	(30)
Sell	JP Morgan Chase Bank NA	TWD	23,335	747	3/27/25	—	(12)	(12)
Sell	UBS AG	TWD	25,001	801	3/27/25	—	(2)	(2)
Sell	Bank of America NA	TWD	23,331	748	4/10/25	—	(12)	(12)
Sell	Barclays Bank PLC	TWD	31,400	1,007	4/10/25	—	(13)	(13)
Sell	JP Morgan Chase Bank NA	TWD	24,668	791	4/10/25	—	(9)	(9)
Sell	UBS AG	TWD	24,998	802	4/10/25	—	(3)	(3)
Sell	Bank of America NA	TWD	31,397	1,007	4/17/25	—	(14)	(14)
Sell	HSBC Bank USA	TWD	70,517	2,262	4/17/25	—	(20)	(20)
Sell	Bank of America NA	TWD	23,998	771	5/15/25	9	—	9
Sell	Barclays Bank PLC	TWD	24,998	803	5/15/25	10	—	10
Sell	HSBC Bank USA	TWD	24,001	771	5/15/25	9	—	9
Sell	JP Morgan Chase Bank NA	TWD	25,000	804	5/15/25	12	—	12
Sell	Bank of America NA	TWD	25,001	806	6/26/25	10	—	10
Sell	Barclays Bank PLC	TWD	24,001	774	6/26/25	10	—	10
Sell	JP Morgan Chase Bank NA	TWD	25,001	806	6/26/25	9	—	9
Sell	JP Morgan Chase Bank NA	TWD	48,000	1,550	7/24/25	—	(22)	(22)
Sell	UBS AG	TWD	48,000	1,550	7/24/25	—	(22)	(22)
Sell	HSBC Bank USA	TWD	44,500	1,438	8/14/25	1	(3)	(2)
Sell	JP Morgan Chase Bank NA	TWD	44,500	1,438	8/14/25	—	(6)	(6)

						$119	$(2,165)	$(2,046)

International Equity Portfolio

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$119	—	$119	$(2,165)	—	—	$(2,165)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,857,585 and the net unrealized appreciation of investments based on that cost was $191,676 which is comprised of $351,235 aggregate gross unrealized appreciation and $159,559 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)
Assets:
Preferred Stocks
Financials	$45,538	$ —	$ —
Information Technology	—	17,977	—
Common Stocks
Communication Services	39,354	67,236	—
Consumer Discretionary	149,440	119,439	—
Energy	52,342	68,771	—
Financials	37,075	388,094	—
Industrials	65,441	142,778	—
Information Technology	23,403	106,797	—
Materials	81,975	148,665	—
All Others	—	496,982	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	119	—

Total Assets:	$494,568	$ 1,556,858	$ —

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(2,165)	—

Total Liabilities:	$—	$ (2,165)	$ —

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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